Label	Element	Value
Additional Paid-in Capital [Member] | Previously Reported [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	€ 3,732,500,000
Treasury Stock [Member] | Previously Reported [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	€ (557,900,000)
Common Stock [Member] | Previously Reported [Member]
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	427,400,000	[1]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	€ 38,800,000
AOCI Attributable to Parent [Member] | Previously Reported [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	251,500,000	[2]
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	7,226,200,000	[3]
Accounting Standards Update 2016-16 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	us-gaap_NewAccountingPronouncementOrChangeInAccountingPrincipleCumulativeEffectOfChangeOnEquityOrNetAssets1	(85,300,000)	[4]
Accounting Standards Update 2016-16 [Member] | Retained Earnings [Member]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	us-gaap_NewAccountingPronouncementOrChangeInAccountingPrincipleCumulativeEffectOfChangeOnEquityOrNetAssets1	€ (85,300,000)	[3],[4]

[1]	As of December 31, 2018, the number of issued shares was 431,465,767. This includes the number of issued and outstanding shares of 421,097,729 and the number of treasury shares of 10,368,038. As of December 31, 2017, the number of issued shares was 431,464,705. This includes the number of issued and outstanding shares of 427,393,592 and the number of treasury shares of 4,071,113. As of December 31, 2016, the number of issued shares was 439,199,514. This includes the number of issued and outstanding shares of 429,941,232 and the number of treasury shares of 9,258,282.
[2]	As of December 31, 2018, accumulated OCI, net of taxes, consists of EUR 5.8 million loss relating to our proportionate share of other comprehensive income from equity method investments (2017: EUR 1.0 million loss; 2016: no amount), EUR 282.3 million relating to foreign currency translation gain (2017: EUR 264.1 million gain; 2016: EUR 593.1 million gain) and EUR 8.5 million relating to unrealized gains on financial instruments (2017: EUR 11.6 million losses; 2016: EUR 8.1 million gain).
[3]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. The Retained Earnings balance at January 1, 2016 has been increased by EUR 66.1 million to reflect the changes in the new Revenue Recognition Standard.
[4]	7.As per January 1, 2018, ASML has adopted ASU No. 2016-16 Income Taxes (ASC 740) 'Intra-Entity Transfers of Assets Other Than Inventory', adjusted to retained earnings as of January 1, 2018. See Note 1 General information / summary of significant accounting policies.